Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	$ 309.5	$ 595.6
Disposed		(16.2)
Unrealized change in fair value	(112.5)	(269.6)
Foreign exchange		(0.3)
Derivative assets (liabilities), end of year	197.0	309.5
Derivative asset			$ 242.4	$ 327.9
Derivative financial liabilities			(45.4)	(18.4)
Derivative Financial Assets (Liabilities)	197.0	595.6	197.0	309.5
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	26.1	147.0
Disposed		(16.2)
Unrealized change in fair value	(52.4)	(104.4)
Foreign exchange		(0.3)
Derivative assets (liabilities), end of year	(26.3)	26.1
Derivative asset			3.5	26.1
Derivative financial liabilities			(29.8)	0.0
Derivative Financial Assets (Liabilities)	26.1	26.1	(26.3)	26.1
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	21.8	45.4
Disposed		0.0
Unrealized change in fair value	(14.5)	(23.6)
Foreign exchange		0.0
Derivative assets (liabilities), end of year	7.3	21.8
Derivative asset			9.8	21.8
Derivative financial liabilities			(2.5)	0.0
Derivative Financial Assets (Liabilities)	21.8	21.8	7.3	21.8
Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	261.6
Unrealized change in fair value	(56.6)
Derivative assets (liabilities), end of year	205.0	261.6
Derivative asset			218.1
Derivative financial liabilities			(13.1)
Derivative Financial Assets (Liabilities)	205.0	261.6	205.0	261.6
Equity Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	0.0
Unrealized change in fair value	11.0
Derivative assets (liabilities), end of year	11.0	0.0
Derivative asset			11.0
Derivative financial liabilities			0.0
Derivative Financial Assets (Liabilities)	11.0	0.0	$ 11.0	0.0
Foreign Exchange Swap Contract
Disclosure of detailed information about financial instruments [line items]
Derivative assets, beginning of year	261.6	403.2
Disposed		0.0
Unrealized change in fair value		(141.6)
Foreign exchange		0.0
Derivative assets (liabilities), end of year		261.6
Derivative asset				280.0
Derivative financial liabilities				(18.4)
Derivative Financial Assets (Liabilities)	$ 261.6	$ 261.6		$ 261.6